Net Revenues	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Net Revenues

Note 12 – Net Revenues

Disaggregated revenues by contract type and the timing of revenue recognition are as follows:

		Year ended December 31,
(in thousands USD)	Timing of Revenue Recognition	2021	2020
Time and materials	over time	$130,603	$144,658
Fixed price	over time	28,065	19,329
Total		$158,668	$163,987

Liabilities by contract related to contracts with customers

Details of our liabilities related to contracts with customers and related timing of revenue recognition are as follows:

	December 31,
(in thousands USD)	2021	2020
Deferred revenues	$1,789	$2,143
Revenue recognized, that was deferred in the previous year	1,299	1,649

Major Customers

The Company derived 13% and 10% of its revenues for the year ended December 31, 2021 from two significant customers. In addition, 18%, 13%, and 12% of our revenues for 2020 were from three significant customers. Sales to these customers occur at multiple locations and we believe that the loss of these customers would have only a short-term impact on our operating results. There is risk, however, that we would not be able to identify and access a replacement market at comparable margins.